Condensed Consolidating and Combining Financial Statements (Narrative) (Detail)	Mar. 28, 2014 Mallinckrodt International Finance S.A.	Nov. 30, 2012 Covidien
Condensed Consolidating Financial Statements
Percentage of ownership in MIFSA	100.00%	100.00%